Subsequent Events (Details Narrative)									1 Months Ended		6 Months Ended
	Sep. 10, 2020 USD ($) $ / shares shares	Sep. 10, 2020 USD ($) $ / shares shares	Aug. 20, 2020	Jul. 30, 2020 USD ($) shares	Jul. 29, 2020 $ / shares shares	Jul. 24, 2020 $ / shares shares	Jul. 20, 2020 shares	Jul. 10, 2020 $ / shares shares	Jul. 31, 2020 USD ($) shares	Jul. 31, 2020 CNY (¥) shares	Jun. 30, 2020 shares	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jul. 30, 2020 CNY (¥)	Dec. 31, 2019 shares
Reverse stock split											A one (1)-for-six (6) reverse stock split of the Company's issued and outstanding ordinary shares was effected on July 30, 2020 (the "Reverse Stock Split").
Ordinary shares, shares issued											7,332,434					7,000,053
Ordinary shares, shares outstanding											7,332,434					7,000,053
Debt maturity, description											Mature on various dates from July 30, 2020 to May 7, 2021.
Subsequent Event [Member]
Short-term bank loan | $				$ 520,000					$ 1,800,000			$ 520,000
Short term loan interest rate									4.235%					4.235%
Monthly loan principal repayment | $									$ 43,000
Reverse stock split			One-for-six reverse stock split		A one (1)-for-six (6) reverse stock split of issued and outstanding ordinary shares, no par value, of the Company.
Subsequent Event [Member] | Minimum [Member]
Bid price | $ / shares					$ 1.00
Ordinary shares, shares issued					7,300,000
Ordinary shares, shares outstanding					7,300,000
Subsequent Event [Member] | Individual Investor [Member] | Purchase Agreement [Member]
Sale of ordinary shares	222,222
Purchase price per share | $ / shares	$ 2.70	$ 2.70
Purchase price | $	$ 600,000
Subsequent Event [Member] | Individual Investor [Member] | Purchase Agreement [Member] | Warrants [Member]
Warrants to purchase shares	53,333	53,333
Warrants price per share | $ / shares	$ 9.00	$ 9.00
Warrant term	3 years	3 years
Subsequent Event [Member] | Individual Investor [Member] | Purchase Agreement [Member] | Convertible Promissory Note [Member]
Principal amount | $	$ 1,480,000	$ 1,480,000
Interest rate	5.00%	5.00%
Conversion price per share | $ / shares	$ 9.00	$ 9.00
Debt maturity, description		Matures in 12 months.
Subsequent Event [Member] | Investors [Member] | Purchase Agreement [Member] | Warrants [Member]
Proceeds from warrants | $		$ 1,900,000
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock						333,348		57,366
Exercise price of options | $ / shares						$ 2.4		$ 2.64
Vesting percentage								100.00%
Number of restricted shares issued									7,000	7,000
Vesting percentage description						Fifty percent of the options are vested 6 months after the date of grant, and remaining fifty percent of the options are vested 12 months after the date of grant.
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member] | Board of Director [Member]
Number of restricted shares issued							42,000
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member] | Individual Employee [Member]
Number of restricted shares issued				5,000
Subsequent Event [Member] | First Year Short Term Bank Loans [Member]
Short-term bank loan | $									$ 1,520,000
Subsequent Event [Member] | Second Year Short Term Bank Loans [Member]
Short-term bank loan | $									$ 330,000
Subsequent Event [Member] | RMB [Member]
Short-term bank loan | ¥													¥ 3,700,000		¥ 3,700,000
Monthly loan principal repayment | ¥										¥ 300,000
Subsequent Event [Member] | RMB [Member] | First Year Short Term Bank Loans [Member]
Short-term bank loan | ¥														¥ 10,700,000
Subsequent Event [Member] | RMB [Member] | Second Year Short Term Bank Loans [Member]
Short-term bank loan | ¥														¥ 2,300,000